Investment in Associate	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Disclosure of associates [abstract]
Investment in Associate

Note 5. Investment in associate

	Consolidated
	31 December 2024	30 June 2024
	A$	A$

Non-current assets
Investment in Snow Lake Resources	-	7,104,167

Reconciliation
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial half-year are set out below:

Opening carrying amount	7,104,167	16,767,507
Gain on sale of Snow Lake Resources investment	6,934,776	-
Disposal of Snow Lake Resources investment	(10,502,017)	-
	-
Impairment and Equity Method Loss of Snow Lake Resources	(3,211,587)	(9,663,340)
Sale of investment costs	(325,339)	-

Closing carrying amount	-	7,104,167

As of 31 December 2024, Nova Minerals owns 0% of Snow Lake Resources due to sale of 6,600,000 shares during the period   .

As of 30 June 2024, Nova Minerals owned   25.6% of Snow Lake Resources

Note 8. Investment in Associate

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Non-Current Assets
Investment in Snow Lake Resources	7,104,167	16,767,507

Reconciliation
Reconciliation of the carrying amounts at the beginning and end of the current and previous financial year are set out below:

Opening carrying amount	16,767,507	23,022,266
Share of Snow Lake Resources loss for period	(1,975,595)	(6,254,759)
Impairment of investment in Snow Lake Resources	(7,687,745)	-

Closing carrying amount	7,104,167	16,767,507

	Snow Lake Resources Consolidated
	30 June 2024	30 June 2023
	A$	A$

Summarized statement of financial position
Cash	2,767,448	4,357,704
Other current assets	818,451	1,220,054
Total current assets	3,585,899	5,577,758
Non-current assets	29,177,306	24,396,133
Total assets	32,763,205	29,973,891
Other current liabilities	1,791,793	2,225,191
Derivative liabilities	334,054	2,180,901
Non-current liabilities	2,713,303	35,293
Total liabilities	4,839,150	4,441,385
Net Assets	27,924,055	25,532,506

	Snow Lake Resources Consolidated
	30 June 2024	30 June 2023
	A$	A$

Summarized statement of profit or loss and other comprehensive income
Revenue	-	-
Bank fees and interest	(8,076)	(16,383)
Amortization of transaction costs	-	-
Depreciation on right-of-use assets	(35,665)	(2,928)
Other expenses	(6,491,471)	(17,910,900)
Total expenses	(6,535,212)	(17,930,211)
Loss before income tax expense	(6,535,212)	(17,930,211)
Income tax expense	-	-
Loss after income tax expense	(6,535,212)	(17,930,211)
Other comprehensive (loss)/income	(1,177,411)	778,841
Total comprehensive (loss)	(7,712,623)	(17,151,370)

As of 30 June 2024, Nova Minerals owns 25.6% of Snow Lake Resources due to dilution and has applied the equity method of investment accounting for its interest in Snow Lake Resources (Address of principal executive office: Winnipeg, Manitoba , Canada)

As a result of the shareholding dilution, as well as the company having limited oversight in management of Snow Lake Resources, the directors of Nova Minerals determined the company had lost control of its subsidiary as at 23 November 2021.

In line with IFRS 10 Consolidated Financial Statements Nova Minerals therefore derecognized the assets and liabilities of the Snow Lake Resources group in its consolidated statement of financial position as at 23 November 2021, generating a gain on deconsolidation recognized in the consolidated profit and loss statement of the group in the period.

As a result of a significant and prolonged decline in the operations of Snow Lake Resources, management have decided to recognize an impairment as at 30 June 2024 of A$7,687,745.

As at the 30 June 2024 Nova Mineral’s 6,600,000 shares in Snow Lake Resources, which is listed on the NASDAQ, had a market price of US$0.713 per share, giving a fair value as of that date of US$4,705,800, A$7,104,167, (30 June 2023, 6,600,000 shares with a market value of US$2.27 per share giving a fair value of US$14,982,000, A$22,597,351).

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024